Property, Plant and Equipment - Summary of Property Plant and Equipment by Class of Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 175,470	$ 161,297
Additions	12,231	13,076
Additions to / review of estimates of decommissioning costs	4,503	937
Capitalized borrowing costs	1,972	1,724
Write-offs	(600)	(1,618)
Transfers	(940)	(5,045)
Depreciation, amortization and depletion	(13,123)	(13,810)
Impairment recognition	(2,542)	(6,581)
Impairment reversal	1,740	947
Cumulative translation adjustment	(2,061)	24,543
Closing Balance	176,650	175,470
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	256,769
Closing Balance	267,529	256,769
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(81,299)
Closing Balance	(90,879)	(81,299)
Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	$ 6,316
Weighted average of useful life in years	40 years
Land, buildings and improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	$ 9,565
Land, buildings and improvement [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	$ (3,249)
Land [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	25 years
Land [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	50 years
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	$ 75,002
Weighted average of useful life in years	20 years
Equipment and other assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	$ 128,603
Equipment and other assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	$ (53,601)
Exploration and production assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	3 years
Exploration and production assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	31 years
Land buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 6,982	6,100
Additions	2	110
Write-offs	(14)	(64)
Transfers	316	387
Depreciation, amortization and depletion	(437)	(428)
Impairment recognition	(145)	(319)
Impairment reversal	52
Cumulative translation adjustment	(91)	1,196
Closing Balance	6,665	6,982
Land buildings and improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,999
Closing Balance	9,914	9,999
Land buildings and improvement [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,017)
Closing Balance	(3,249)	(3,017)
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,724	73,893
Additions	1,167	917
Write-offs	(6)	(140)
Transfers	3,296	4,519
Depreciation, amortization and depletion	(7,320)	(7,520)
Impairment recognition	(937)	(3,891)
Impairment reversal	831	768
Cumulative translation adjustment	(753)	10,178
Closing Balance	75,002	78,724
Equipment and other assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	127,539
Closing Balance	128,603	127,539
Equipment and other assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(48,815)
Closing Balance	(53,601)	(48,815)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,569	37,610
Additions	11,031	11,846
Capitalized borrowing costs	1,972	1,724
Write-offs	(545)	(1,371)
Transfers	(7,631)	(15,863)
Depreciation, amortization and depletion	0
Impairment recognition	(568)	(439)
Impairment reversal	165
Cumulative translation adjustment	(472)	5,062
Closing Balance	42,521	38,569
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,569
Closing Balance	42,521	38,569
Exploration and development costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,195	43,694
Additions	31	203
Additions to / review of estimates of decommissioning costs	4,503	937
Write-offs	(35)	(43)
Transfers	3,079	5,912
Depreciation, amortization and depletion	(5,366)	(5,862)
Impairment recognition	(892)	(1,932)
Impairment reversal	692	179
Cumulative translation adjustment	(745)	8,107
Closing Balance	52,462	51,195
Exploration and development costs [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80,662
Closing Balance	86,491	80,662
Exploration and development costs [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,467)
Closing Balance	$ (34,029)	$ (29,467)